CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (Parenthetical) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
Declared cash dividends (in dollars per share)	$ 0.60	$ 0.51	$ 0.42